Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements inputs - $ / shares	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Stock price (in Dollars per share)	$ 9.85	$ 10
Volatility	42.35%	21.82%
Term	5 years 6 months 14 days	5 years 5 months 15 days
Risk-free rate	4.00%	1.30%
Dividend yield	0.00%	0.00%
At initial issuance [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Exercise price (in Dollars per share)		$ 11.5
Stock price (in Dollars per share)		$ 9.7
Term		6 years
Dividend yield		0.00%
At initial issuance [Member] | Minimum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility		16.82%
Risk-free rate		1.05%
At initial issuance [Member] | Maximum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility		17.02%
Risk-free rate		1.09%